Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	Equity
23.1 Equity accounts
The capital stock of FEMSA is comprised of 2,052,421,027 BD units and 1,417,048,500 B units. As of December 31, 2025 and 2024, the common stock of FEMSA was comprised of 17,347,347,635 and 17,891,131,350, respectively, common shares, without par value and with no foreign ownership restrictions. Fixed capital stock amounts to Ps. 300 (nominal value) and the variable capital may not exceed 10 times the minimum fixed capital stock amount.
The characteristics of the common shares are as follows:
•Series “B” shares, with unlimited voting rights, which at all times must represent a minimum of 51% of total capital stock;
•Series “L” shares, with limited voting rights, which may represent up to 25% of total capital stock; and
•Series “D” shares, with limited voting rights, which individually or jointly with series “L” shares may represent up to 49% of total capital stock.
The Series “D” shares are comprised as follows:
•Subseries “D-L” shares may represent up to 25% of the series “D” shares;
•Subseries “D-B” shares may comprise the remainder of outstanding series “D” shares; and
•The non-cumulative premium dividend to be paid to series “D” shareholders will be 125% of any dividend paid to series “B” shareholders.
The Series “B” and “D” shares are linked together in related units as follows:
•“B units” each of which represents five series “B” shares, and which are traded on the BMV; and
•“BD units” each of which represents one series “B” share, two subseries “D-B” shares and two subseries “D-L” shares, and which are traded both on the BMV and the NYSE.
As of December 31, 2025, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,052,421,027	3,469,469,527
Shares:
Series “B”	7,085,242,500	2,052,421,027	9,137,663,527
Series “D”	—	8,209,684,108	8,209,684,108
Subseries “D-B”	—	4,104,842,054	4,104,842,054
Subseries “D-L”	—	4,104,842,054	4,104,842,054
Total shares	7,085,242,500	10,262,105,135	17,347,347,635

As of December 31, 2024, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350
The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve equals 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2025 and 2024, this reserve amounted to Ps. 571 and Ps. 596, respectively; and accordingly, has reached 20% of the capital stock.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except when capital reductions come from restated shareholder contributions (Cuenta de Capital de Aportación “CUCA”) and when the distributions of dividends come from net taxable income, denominated Cuenta de Utilidad Fiscal Neta (“CUFIN”).
Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. Since 2003, this tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The sum of the individual CUFIN balances of FEMSA and its subsidiaries as of December 31, 2025 amounted to Ps. 355,824. Under Mexican income tax law, dividends distributed to its stockholders who are individuals and foreign residents are subject to a 10% withholding tax, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the accumulated CUFIN balances as of December 31, 2013.
At an ordinary shareholders’ meeting of FEMSA held on March 31, 2023, the shareholders approved a dividend of Ps.12,247 that was paid 50% on May 8, 2023, and the other 50% on November 7, 2023; and a reserve for share repurchase of a maximum of Ps. 17,000.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 27, 2023, the shareholders approved a dividend of Ps. 12,185 that was paid 50% on May 3, 2023, and the other 50% on November 3, 2023. The corresponding payment to the non-controlling interest was Ps. 6,431.
At an ordinary shareholders’ meeting of FEMSA held on March 22, 2024, the shareholders approved a dividend of Ps.14,697 that was paid 25% on April 18, 2024, 25% on July 18, 2024, 25% on October 17, 2024 and the other 25% on January 16, 2025; and a reserve for share repurchase of a maximum of Ps. 34,000. The shareholders approved an extraordinary dividend of Ps. 10,294 that was paid 25% on April 18, 2024, 25% on July 18, 2024, 25% on October 17, 2024 and the other 25% on January 16, 2025.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 19, 2024, the shareholders approved a dividend of Ps. 12,773 that was paid 25% on April 16, 2024, 25% on July 16, 2024, 25% on October 15, 2024 and the other 25% on December 9, 2024. The corresponding payment to the non-controlling interest was Ps. 6,741.

At an ordinary shareholders’ meeting of FEMSA held on April 11, 2025, the shareholders approved a dividend of Ps.14,817 that was paid 25% on April 25, 2025, 25% on July 18, 2025, 25% on October 17, 2025 and the other 25% on January 16, 2026; and a reserve for share repurchase of a maximum of Ps. 34,000. The shareholders approved an extraordinary dividend of Ps. 32,684 that was paid 25% on April 25, 2025, 25% on July 18, 2025, 25% on October 17, 2025 and the other 25% on January 16, 2026.
On April 11, 2025, FEMSA's Shareholders Meeting approved the cancellation of the shares acquired with resources from the stock repurchase program during the period from November 2023 to March 2025, consisting of 108,756,743 Series B shares and 435,026,972 Series D shares. During 2025, the Company continued its Share Repurchase Program, reacquiring 43,791,432 BD Units from which 37,236,012 are held as Treasury shares. The Company expects to maintain these shares in the Treasury for one year and subsequently cancel them. Treasury shares from the share-based payment bonus plan are disclosed in Note 18.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on April 8, 2025, the shareholders approved a dividend of Ps. 15,462 that was paid 25% on April 23, 2025, 25% on July 16, 2025, 25% on October 15, 2025 and the other 25% on December 9, 2025. The corresponding payment to the non-controlling interest was Ps. 8,160.

Share Repurchase Program Reconciliation:

Oct 31 2023	Shares outstanding	17,891,131,350
Dec 31 2023	Shares repurchased in Treasury	1,906,500
Jan 1 2024	Shares outstanding	17,889,224,850
Mar 31 2024	Shares repurchased in Treasury	61,716,970
Mar 31 2024	Shares outstanding	17,827,507,880
Jun 30 2024	Shares repurchased in Treasury	177,020,845

Jun 30 2024	Shares outstanding	17,650,487,035
Sep 30 2024	Shares repurchased in Treasury	270,362,300
Sep 30 2024	Shares outstanding	17,380,124,735
Dec 31 2024	Shares repurchased in Treasury	—
Dec 31 2024	Shares outstanding	17,380,124,735
Mar 31 2025	Shares repurchased in Treasury	32,777,100
Mar 31 2025	Shares outstanding	17,347,347,635
Jun 30 2025	Shares repurchased in Treasury	50,923,740
Jun 30 2025	Shares outstanding	17,296,423,895
Sep 30 2025	Shares repurchased in Treasury	97,818,850
Sep 30 2025	Shares outstanding	17,198,605,045
Dec 30 2025	Shares repurchased in Treasury	37,437,470
Dec 30 2025	Shares outstanding	17,161,167,575

The amount paid by the Company related to Share Repurchase Program was Ps.12,364 for the year ended December 31, 2025.
For the years ended December 31, 2025, 2024 and 2023 the dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

	2025		2024		2023
FEMSA (1)	Ps.	14,817	Ps.	14,697	Ps.	12,247
Coca-Cola FEMSA (100% of dividend)		15,462		12,773		12,185

(1)Includes ordinary dividends. The total paid dividend in 2025 amounted to Ps. $14,634, reflecting the impact of share repurchases made throughout the year. As of December 31, 2025, 37,236,012 FEMSA BD units (which represents 186 million shares) were held in treasury.

In addition, for the years ended December 31, 2025 and 2024, the extraordinary dividends declared and partially paid by the Company were as follows:

	2025		2024
FEMSA (1)	Ps.	32,684	Ps.	10,294

(1)The total paid dividend in 2025 amounted to Ps. 26,919, reflecting the impact of share repurchases made throughout the year.

For the years ended December 31, 2025, 2024 and 2023 the ordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2025		2024		2023
“B”	Ps.	0.76380	Ps.	0.73290	Ps.	0.61070
“D”		0.95470		0.91610		0.76340

For the years ended December 31, 2025 and 2024, the extraordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2025		2024
“B”	Ps.	1.68480	Ps.	0.51340
“D”		2.10590		0.64170
23.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balance to obtain the lowest cost of capital available. The Company manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2025, 2024 and 2023.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 23.1) and debt covenants (see Note 19).
The Company’s Operations and Strategy Committee review the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both national and international, currently rated as of December 31, 2025 AAA and BBB+ respectively, which requires it to have a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 2. As a result, before entering new business ventures, acquisitions or divestitures, management evaluates the optimal ratio of debt to EBITDA to maintain its credit rating.